OTHER ACCOUNTS RECEIVABLE, NET - Net of impairment losses (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(10,478,009)	(10,521,501)
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(10,387,285)	(10,438,261)
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost
Disclosure of financial assets [line items]
Financial assets	27,958,402	25,617,225
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	28,320,373	26,002,889
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	24,138,538	22,171,973
Other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,051,029	8,181,675
Other accounts receivable | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(352,868)	(377,270)
Service concession arrangement [member]
Disclosure of financial assets [line items]
Financial assets	19,260,241	17,812,820
Service concession arrangement [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	19,269,344	17,821,214
Service concession arrangement [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	15,087,509	13,990,298
Service concession arrangement [member] | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (9,103)	$ (8,394)